Income taxes (Tables)	12 Months Ended
Dec. 31, 2021
Income taxes [Abstract]
Income Taxes Recognized in Profit or Loss
The income taxes recognized in profit or loss comprise the following:

For the years ended December 31	2021	2020
Current tax expense	$-	$-
Deferred tax (recovery) expense	5,620,296	(15,048,707)
Total income tax expense (recovery)	$5,620,296	$(15,048,707)

Components of Income Tax Expense
The income tax expense comprises of the following:

For the 12 months ended December 31	2021	2020
Origination and reversal of temporary difference	$16,793,233	$4,244,305
Change in unrecognized tax losses and tax benefits	(13,638,014)	(17,045,913)
Change in prior year estimate and other	2,465,077	(2,247,099)
Total income tax expense (recovery)	$5,620,296	$(15,048,707)

Difference Between Income Taxes Calculated Using Effective Income Tax Rates
The difference between income taxes calculated using the Company’s effective income tax rates and the amounts that would result from the application of the statutory income tax rates arises from the following:

For the years ended December 31	2021	2020

Net (loss) income before recovery of income taxes	$(67,090,138)	$3,991,447
Canadian statutory tax rate	26.5%	26.5%
Expected income tax (recovery) expense	(17,778,887)	1,057,733
Different tax rate for subsidiary and other adjustments	(2,114,698)	2,799,784
Loss on revaluation on warrant liability	30,252,772	-
Non-deductible expenses	5,624,359	386,788
True up to filing adjustments	3,263,592	(2,247,099)
Utilization of losses not previously recognized	-	(15,048,707)
Change in tax benefits not recognized	(13,626,842)	(1,997,206)
Income tax expense (recovery)	$5,620,296	$(15,048,707)

Components of Other Comprehensive Income
The income taxes recognized on components of other comprehensive income for the years ended December 31, 2021 and 2020 are as follows:

For the years ended December 31	2021	2020
Revaluation gain on digital assets	$57,695,235	$60,729,647
Tax recovery (expense)	164,182	(15,048,707)
Revaluation gain on digital assets, net of tax	$57,859,417	$45,680,940

Movement on net deferred income tax assets and liabilities
The movement on the net deferred income tax assets and liabilities are as follows:

For the years ended December 31	2021	2020
Balance, beginning	$-	$-
Deferred tax recovery (expense) recorded in profit	(5,620,296)	15,048,707
Movement recognized in other comprehensive income	164,182	(15,048,707)
Net deferred tax liability	$(5,456,114)	$-

Components of Net Deferred Tax Asset (Liabilities)
The components of net deferred tax asset (liabilities) are as follows:

As at	December 31, 2021	December 31, 2020
Non-capital losses	$15,764,000	$18,233,106
Lease liabilities	157,130	70,584
Capital losses	59,910	68,837
Capital loan	(49,430)	(133,426)
Plant and equipment	(4,557,194)	-
Digital assets	(16,666,200)	(18,141,931)
Right-of-use asset	(164,330)	(97,170)
Net deferred tax liability	$(5,456,114)	$-